Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Interest received	£ 38,212	£ 35,089	£ 18,283
Interest paid	25,287	20,303	8,686
Dividends received	3	0	31
Balances with banks and other regulatory authorities	£ 2,945	£ 3,758	£ 3,457